Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
NOTE 7 RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$11,704,653,488	$10,198,760,731
Less: Benefits payable to participants	(7,017,271)	(5,731,689)
Net assets available for benefits per Form 5500	$11,697,636,217	$10,193,029,042
The accompanying financial statements present benefits distributions to participants on cash basis. The Form 5500 requires benefits distributions to be reported as a benefits payable in the plan year. Therefore, the adjustment from cash basis to accrual basis for benefits distributions represents a reconciling item.
The following is a reconciliation of net increase in net assets per the financial statements to the Form 5500 for the year ended December 31, 2025:

Net increase/(Decrease) in net assets available for benefits per the financial statements	$1,505,892,757
Add: Benefits payable to participants at December 31, 2024	5,731,689
Less: Benefits payable to participants at December 31, 2025	(7,017,271)
Net increase/(Decrease) in net assets per Form 5500	$1,504,607,175